Annual Total Returns (Vanguard Emerging Markets Select Stock Fund - Investor Shares Participant) (Vanguard Emerging Markets Select Stock Fund, Vanguard Emerging Markets Select Stock Fund - Investor Shares)
12 Months Ended
Oct. 31, 2013
Vanguard Emerging Markets Select Stock Fund | Vanguard Emerging Markets Select Stock Fund - Investor Shares
Annual Total Return
2013	0.99%
2012	22.57%